Supplement to the
Fidelity® Index Funds
Fidelity® Real Estate Index Fund
Institutional Class
September 29, 2016
Prospectus

Effective January 11, 2017, Fidelity® Real Estate Index Fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since August 2012.

The following information supplements the existing information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

The following information supplements the existing information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

URX-I-17-02 1.933390.114	February 8, 2017

Supplement to the
Fidelity® Real Estate Index Fund
Institutional Class
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

The following information supplements information found in the "Investment Policies and Limitations" section.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information has been removed from the "Investment Policies and Limitations" section.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information supplements similar information found in the "Management Contract" section.

Fidelity® Real Estate Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Real Estate Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Select Real Estate Securities Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Real Estate Index Fund ($865 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Real Estate Index Fund beneficially owned by Mr. Regan was none.

URX-IB-17-01 1.933388.107	February 8, 2017

Supplement to the
Fidelity® Index Funds
Fidelity® Real Estate Index Fund
Investor Class and Premium Class
September 29, 2016
Prospectus

Effective January 11, 2017, Fidelity® Real Estate Index Fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since August 2012.

The following information supplements the existing information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

The following information supplements the existing information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

URX-17-02 1.933389.115	February 8, 2017

Supplement to the
Fidelity® Real Estate Index Fund
Investor Class and Premium Class
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

The following information replaces similar information found in the “Investment Policies and Limitations” section.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information has been removed from the “Investment Policies and Limitations” section.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

The following information supplements information found in the "Management Contract" section under the heading "Sub-Adviser Geode".

Fidelity® Real Estate Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Real Estate Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Select Real Estate Securities Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Real Estate Index Fund ($865 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Real Estate Index Fund beneficially owned by Mr. Regan was none.

URXB-17-01 1.933385.107	February 8, 2017